Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings
(8)	Borrowings

Borrowings consisted of securities sold under agreements to repurchase, FHLB advances, and obligations under capital leases and are summarized as follows (in thousands):

	December 31,
	2011	2010
Repurchase agreements	$276,000	$243,000
Other borrowings:
FHLB advances	201,210	146,300
Floating rate advances	3,004	—
Obligations under capital leases	1,720	1,937

	$481,934	$391,237

FHLB advances are secured by a blanket lien on unencumbered securities and the Company’s FHLB capital stock.

Repurchase agreements and FHLB advances have contractual maturities at December 31, 2011, as follows (in thousands):

	December 31, 2011
	FHLB Advances	Repurchase Agreements
2012	$57,000	$50,000
2013	27,300	45,000
2014	10,500	56,000
2015	52,500	62,000
2016 and after	53,910	63,000

	$201,210	$276,000

Repurchase agreements have a weighted average rate of 3.20%, with all maturing in more than 90 days. The repurchase agreements are secured primarily by mortgage-backed securities with an amortized cost of $296.6 million, and a market value of $309.8 million, at December 31, 2011.

The Company has the ability to obtain additional funding from the FHLB and Federal Reserve Bank discount window of approximately $384.6 million, utilizing unencumbered securities of $427.3 million at December 31, 2011. The Company expects to have sufficient funds available to meet current commitments in the normal course of business.

Interest expense on borrowings for the years ended December 31, 2011, 2010, and 2009 is summarized as follows (in thousands):

	December 31,
	2011	2010	2009
Repurchase agreements	$11,207	$9,116	$7,158
FHLB advances	1,776	1,513	3,358
Over-night borrowings	20	26	53
Obligations under capital leases	159	178	194

	$13,162	$10,833	$10,763